Related-Party Transactions (Details) - Angel Studios, Inc. CIK: 0001671941			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 28, 2020 USD ($)	Jan. 02, 2019 USD ($)	Feb. 29, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2024 USD ($) employee	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) employee	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2021
Related-Party Transactions
Expenses for marketing services							$ 231,500
Current portion of notes receivable						$ 501,125		$ 501,125		$ 707,508	$ 2,189,596
Recognized revenue						16,506,426	19,579,708	45,364,632	$ 39,468,441	202,437,316	75,516,562
Recognized expenses						$ 9,580,358	8,757,626	$ 23,231,209	18,400,640	86,032,540	40,392,001
Lease payments										734,890	466,534
Number of employees | employee						0		0
Related party
Related-Party Transactions
Expenses for marketing services						$ 81,915		$ 303,370	333,650	990,310	1,659,328
Current portion of notes receivable											60,000
Recognized revenue										0	45,000
Ownership interest												50.00%
Lease payments						146,172	$ 104,700	$ 252,506	$ 241,150	414,865	395,696
Related party | VAS Portal
Related-Party Transactions
Sold its wholly owned subsidiary		$ 1
Exercised its option to repurchase	$ 1
Proceeds from crowdfunding				$ 5
Crowdfunding facility fees				$ 300,000
Received a fee				6
Related party | Tuttle Twins, LLC
Related-Party Transactions
Recognized expenses										$ 0	$ 52,000
Ownership interest					8.00%
Capital funding interest rate										7
Purchase Price					$ 1,747,980
Capital funding to support operating expenses						$ 2,700,000				$ 900,000
Amounts of transaction					$ 1,703,141
Related party | Angel P&A
Related-Party Transactions
Ownership interest			100.00%
Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity			$ 15,000,000
Maximum Revenue participation rights payable (in percent)			110.00%
Rate of return on initial investment (in percent)			10.00%					10.00%